Unit-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share Based Compensation [Abstract]
Schedule of Equity Based Compensation Expense

Unit-based compensation expense related to the Partnership included in our Consolidated Statements of Operations and Comprehensive Income is as follows (in thousands):

	Successor		Predecessor
	Twelve months ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014	Twelve months ended December 31, 2013
Phantom common units (1)	$6,591	$3,922	$604	$530
Allocated expense from Parent (2)	1,393	994	4,088	1,405
Total unit-based compensation expense	$7,984	$4,916	$4,692	$1,935
(1)	Excludes unit-based compensation expense related to units issued to non-employees.
(2)	Reflects expenses allocated to us by Susser prior to the ETP Merger and expenses allocated to us by ETP subsequent to the closing of the ETP Merger.

Schedule of Nonvested Share Activity

A summary of our phantom unit award activity for the years ended December 31, 2015 and 2014, is set forth below:

	Number of Phantom Common Units	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2013 (Predecessor)	36,963	$21.66
Granted	6,354	33.24
Vested	(40,317)	23.72
Forfeited	(3,000)	18.42
Outstanding at August 31, 2014 (Predecessor)	—	—
Granted	241,235	45.50
Outstanding at December 31, 2014 (Successor)	241,235	45.50
Granted	993,134	40.63
Forfeited	(87,321)	50.71
Outstanding at December 31, 2015 (Successor)	1,147,048	$41.19